Post-employment benefits	12 Months Ended
Dec. 31, 2025
Disclosure Of Information About Post Employment Benefits [Abstract]
Post-employment benefits	Post-employment benefits
Critical accounting estimates and judgments
The liability or asset recognized on the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.
The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.
The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the statement of loss.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. The remeasurement gains and losses are included in retained earnings in the statement of changes in equity and on the balance sheet.
Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in income as past service costs.
For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans. Employee contributions to these plans is voluntary and these contributions are matched by the employer. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available. Contributions are charged to the statement of loss as incurred.
Accounting policies
The Company operates defined benefit and defined contribution pension plans. Funded schemes are generally funded through payments to insurance companies or trustee-administered funds, determined by periodic actuarial calculations. A defined contribution plan is a pension plan under which the Company pays fixed contributions into a separate entity (a fund) and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. A defined benefit plan is a pension plan that is not a defined contribution plan. Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation.
The actual return on plan assets, excluding interest income measured at the discount rate, is recognized in other comprehensive income/loss within defined benefit plan remeasurements.
The Company has a funded defined benefit plan in Switzerland, an unfunded defined benefit plan in France, and a defined contribution plan in the U.S. The Company has no occupational pension plans in the U.K. and Brazil.
Swiss pension plan
The Company contracted with the Swiss Life Collective BVG Foundation based in Zurich for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life SA within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results. As of January 1, 2025, the Company switched from Swiss Life Collective BVG Foundation to Profond for the provision of occupational benefits.
Although the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan.
French pension plan
In France, the bulk of pensions are paid by national pension schemes, which are unfunded. In addition, French employers are obliged by law to pay a retirement indemnity. Its amount depends on the last salary of the employee and on the period of activity with its employer. Rights to this benefit are acquired during the service life with the same employer on the condition that the employee will be with its employer at retirement date; it means that the rights are only vested on retirement date. This indemnity is in substance a defined benefit plan.
The following table provides additional details on the defined benefit plans’ funded status (in USD thousands):

	December 31,
	2025	2024
Present value of defined benefit obligation	$(28,429)	$(23,199)
Fair value of plan assets	24,267	19,360
Net pension liability	$(4,162)	$(3,839)
The following table presents the movement in the defined benefit obligation (in USD thousands):

	2025			2024
	Funded	Unfunded	Total	Funded	Unfunded	Total
January 1	$(23,147)	$(52)	$(23,199)	$(22,972)	$(41)	$(23,013)
Service Cost	(1,827)	(14)	(1,841)	(2,625)	(12)	(2,637)
of which current service cost	(1,827)	(14)	(1,841)	(1,683)	(12)	(1,695)
of which past service cost including effects from curtailment	—	—	—	(942)	—	(942)
Interest expense	(227)	(2)	(229)	(293)	(1)	(294)
Actuarial gains (losses)	185	(5)	180	(1,342)	—	(1,342)
Actual plan participants’ contributions	(1,461)	—	(1,461)	(1,295)	—	(1,295)
Transfers (in) out due to (joiners) leavers	1,587	—	1,587	3,644	—	3,644
Currency translation differences	(3,455)	(11)	(3,466)	1,736	2	1,738
December 31	$(28,345)	$(84)	$(28,429)	$(23,147)	$(52)	$(23,199)
The service cost and interest expense are charged to the statement of loss as research and development, general and administrative costs, selling and marketing, and interest income, net, respectively. Actuarial gains (losses) are credited or charged to other comprehensive income (loss) as defined benefit plan remeasurements.
As of December 31, 2025, the Swiss and French plans had 210 and 89 active members, respectively. As of December 31, 2024, the Swiss and French plans had 209 and 84 active members, respectively.
As a result of the reduction in conversion factors, the Company incurred a past service cost gain including curtailment of $0.9 million for the year ended December 31, 2024.
The following table presents the movement in the defined benefit plans’ assets (in USD thousands):

	December 31,
	2025	2024
As of January 1	$19,360	$19,927
Interest income	203	270
Return on plan assets, excl. interest income	524	1,668
Administrative expenses	(65)	(61)
Employer contributions	1,562	1,390
Employee contributions	1,461	1,295
Transfers in (out) due to joiners (leavers)	(1,587)	(3,644)
Currency translation differences	2,809	(1,485)
As of December 31	$24,267	$19,360
The following table presents the defined benefit plan assets, which include the following (in USD thousands):

	December 31,
	2025	2024
Cash	$—	$465
Insurance policies	24,267	18,895
Total	$24,267	$19,360

French plan	—	—
Swiss plan	24,267	19,360
Total	$24,267	$19,360
Profond, and previously the Swiss Life Collective BVG Foundation, to which the Swiss pension plan is affiliated, manages its funds in the interests of all members, with due attention to the priorities of liquidity, security, and return. The Company’s pension plan benefits from the economies of scale and diversification of risk available through this affiliation. The Company has no influence over the investment policy.
The following table presents the pension costs recognized in statement of loss (in USD thousands):

	December 31,
	2025			2024			2023
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Service cost	$(1,827)	$(14)	$(1,841)	$(2,625)	$(12)	$(2,637)	$(1,311)	$(10)	$(1,321)
Interest cost	(24)	(2)	(26)	(23)	(1)	(24)	(413)	(1)	(414)
Total recognized	$(1,851)	$(16)	$(1,867)	$(2,648)	$(13)	$(2,661)	$(1,724)	$(11)	$(1,735)
The following table presents the pension remeasurement recognized in statement of other comprehensive loss (in USD thousands):

	December 31,
	2025			2024			2023
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Changes in demographic assumptions	$—	$—	$—	$—	$—	$—	$700	$—	$700
Changes in financial assumptions	439	(5)	434	(1,908)	—	(1,908)	(901)	(2)	(903)
Experience adjustments	(254)	—	(254)	566	—	566	602	4	606
Total actuarial gains (losses)	185	(5)	180	(1,342)	—	(1,342)	401	2	403
Return on plan assets	524	—	524	1,668	—	1,668	(654)	—	(654)
Currency translation differences	—	—	—	—	1	1	37	2	39
Total recognized	$709	$(5)	$704	$326	$1	$327	$(216)	$4	$(212)
Demographic assumptions had no impact for 2025 as these assumptions had no significant changes from 2024.
The positive impact of changes in demographic assumptions in 2023 was due principally to an increase in the weighted turnover from 15.80% to 19.50%.
The positive impact of changes in financial assumptions for the funded plan in 2025 was due to an increase in the discount rate from 0.95% to 1.10%.
The negative impact of changes in financial assumptions in 2024 was due to a decrease in the discount rate from 1.50% to 0.95%.
The negative experience adjustments for the funded plan in 2025 was primarily due to actual effective salary increases exceeding the assumed rate as well as by departure-related payments that were lower than expected.
The positive experience adjustments in 2024 was due largely to the surplus between the additional defined benefit obligation attributable to new joiners and the assets that they transferred into the plan.
Key actuarial assumptions by plan
Discount rate
In estimating the defined benefit obligation, the discount rates used were, for the Swiss plan, 1.10% and 0.95% and, for the French plan, 4.05% and 3.55% for the years ended December 31, 2025 and 2024, respectively.
Expected rate of salary increase
The expected rate of annual salary increase was assumed to be, for the Swiss plan, 2.50% and 2.50% and, for the French plan, 3.00% and 3.00% for the years ended December 31, 2025 and 2024, respectively.
Pension plan modified duration
The weighted average modified duration of the Swiss plan is 13.7 and 13.6 years and of the French plan 15.1 and 15.3 years for the years ended December 31, 2025 and 2024, respectively.
Interest rates
For the Swiss plan, the interest on old age accounts is 2.30% for the year ended December 31, 2025. For the year ended December 31, 2024 the interest on old age accounts is based, for the LPP account, on the LPP interest rate, which was 2.30% and, for the extra mandatory part, is equivalent to the discount rate, which was 2.30%.
Inflation
The expected annual rate of inflation was assumed to be, for the Swiss plan, 0.75% and 1.00%, for the French plan 2.00% and 2.00% for the years ended December 31, 2025 and 2024, respectively. The expected annual rate of inflation for the Swiss plan is based on the inflation forecast of the Swiss National Bank. and for the French plan is based on the inflation forecast of the European Central Bank.
Mortality tables
Assumptions regarding future mortality experience are set based on actuarial advice provided in accordance with published statistics and experience and are based on the mortality generational tables BGV 2020 (Swiss) and TH/TF 00-02 (French). For the Swiss plan, the average life expectancy in years after retirement of a pensioner retiring at age 65 (male) and 65 (female) on the balance sheet date is, respectively, 23.07 and 24.81 and 22.82 and 24.59, for the years ended December 31, 2025 and 2024, respectively.
Sensitivity analysis
The following tables demonstrate the sensitivity of the defined benefit obligations to changes in the discount rate, expected rates of salary increase, interest credited on savings accounts (interest rate), inflation, and life expectancy at retirement age.
The table below presents the sensitivity analysis for the funded plans (in USD thousands):

	December 31,
	2025	2024
Discount rates
Increase of 25 basis points	(763)	(682)
Decrease of 25 basis points	826	738
Expected rates of salary increases
Increase of 25 basis points	262	140
Decrease of 25 basis points	(261)	(137)
Interest rate
Increase of 25 basis points	265	231
Decrease of 25 basis points	(258)	(226)
Inflation
Increase of 25 basis points	(46)	(19)
Decrease of 25 basis points	48	18
Life expectancy
Increase of 1 year	182	170
Decrease of 1 year	(182)	(171)
The table below presents the sensitivity analysis for the unfunded plans (in USD thousands):

	December 31,
	2025	2024
Discount rates
Increase of 50 basis points	(5)	(4)
Decrease of 50 basis points	6	4
Expected rates of salary increases
Increase of 50 basis points	6	4
Decrease of 50 basis points	(5)	(4)
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized on the balance sheet.
The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.
Future employer contributions
Expected employer contributions to the Swiss defined benefit pension plan for the year ending December 31, 2026 amount to $1.3 million.
Defined contribution plans
U.S. pension plan
The Company has a multiple employer 401(k) defined contribution plan in the U.S. The expense recognized in respect of the defined contribution plan in the U.S. was $0.3 million for the years ended December 31, 2025 and 2024, respectively.